CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 1,640	$ 1,579	$ 2,027
Investment securities - taxable	1,493	1,567	2,743
Mortgage-backed securities	2,781	2,547	1,162
Certificates of deposit	6	10	7
Interest-earning demand deposits	1	1	1
Federal Home Loan Bank stock	457	117	19
Total interest and dividend income	6,378	5,821	5,959
INTEREST EXPENSE
Deposits	217	330	378
Federal Home Loan Bank advances - short-term	73	202	$ 192
Federal Home Loan Bank advances - long-term - variable rate	297	29
Federal Home Loan Bank advances - long-term - fixed rate	563	785	$ 837
Other short-term borrowings	5	11
Total interest expense	1,155	1,357	$ 1,407
NET INTEREST INCOME	5,223	4,464	4,552
Provision for loan losses	70	(73)	(68)
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	5,153	4,537	4,620
NONINTEREST INCOME
Service charges on deposits	162	184	$ 189
Earnings on bank owned life insurance	$ 140	$ 136
Investment securities gains			$ 46
Other than temporary impairment gains (losses)		$ 43	(4)
Portion of loss recognized in other comprehensive income (before taxes)		(62)	(8)
Net impairment loss recognized in earnings		$ (19)	(12)
Gain on sale of other real estate owned	$ 5		101
Other	251	$ 230	249
Total noninterest income	558	531	573
NONINTEREST EXPENSE
Salaries and employee benefits	2,164	2,121	1,996
Occupancy and equipment	323	329	310
Data processing	239	241	245
Correspondent bank charges	38	44	49
Federal deposit insurance premium	175	187	160
Other	767	753	811
Total noninterest expense	3,706	3,675	3,571
INCOME BEFORE INCOME TAXES	2,005	1,393	1,622
INCOME TAX EXPENSE	658	473	542
NET INCOME	$ 1,347	$ 920	$ 1,080
EARNINGS PER SHARE:
Basic	$ 0.69	$ 0.45	$ 0.52
Diluted	$ 0.69	$ 0.45	$ 0.52
AVERAGE SHARES OUTSTANDING:
Basic	1,941,872	2,057,920	2,057,930
Diluted	1,941,872	2,057,920	2,057,930